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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds (formerly known as Memorial Funds)

(Exact name of registrant as specified in charter)

6550 Directors Parkway
Abilene, TX 79606

(Address of principal executive offices) (Zip code)

Carl Clayton Peterson, President
6550 Directors Parkway
Abilene, TX 79606

(Name and address of agent for service)

Registrant's telephone number, including area code:888-263-5593

Date of fiscal year end:12/31/2006

Date of reporting period:06/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders for the period ended June 30, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

MEMORIAL FUNDS

GOVERNMENT BOND FUND

GROWTH EQUITY FUND

VALUE EQUITY FUND

SEMI-ANNUAL REPORT

JUNE 30, 2006

LETTER FROM THE PRESIDENT

Dear Shareholder:

If you are new to the Memorial Funds family, thank you for joining us and welcome! If you are a longtime investor in the fund family, I extend my appreciation to you for allowing us to serve your investment needs. I encourage each of you to take the time to read the semi-annual report for Memorial Funds as of June 30, 2006 presented herein. This report contains fund profiles, financial statements with financial highlights and footnotes, information about the trustees and officers and our privacy notice.

For the six months ended June 30, 2006, the Government Bond Fund achieved a 0.43% total return. The Growth Equity Fund reported a total return of (1.77%) while the Value Equity Fund’s total return was 3.48%. The total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

There are several factors that have impacted the bond and stock markets in the first half of 2006. These factors include the high cost of oil, the increase in short term interest rates by the Federal Reserve and the continuing war on terrorism. The global economy is facing additional new challenges of uncertainty with regards to nuclear arms development by both North Korea and Iran. Also, continued efforts by those opposed to the U.S. presence in the Middle East continue to impose a shadow over the markets. As another hurricane season approaches, there is a question as to whether catastrophic losses will approach those that were suffered in the wake of the tragedies of hurricanes Katrina and Rita in 2005. Despite these factors, the U.S. economy continues to lead the world with additional growth, low inflation and improvements in employment. However, the U.S. economy is showing signs of slowing down. The bond and equity markets are anticipating that the recent economic data will give the Federal Reserve reason to pause in raising short-term interest rates which would be a positive stimulus for the bond and equity markets.

For the second half of 2006, the U.S. economy is expected to continue its slower growth with the Consumer Staples, Financial and Health Care sectors helping maintain our equity market levels. The Energy sector should continue to be volatile while the Consumer Discretionary, Industrial and Material sectors is anticipated to be lackluster. The bond markets may continue to be challenged by world events and the Federal Reserve. The concerns over a threat of cutback in the oil supply by Iran and the shut-down of aging pipelines for repair might affect both markets. Through all the volatility of the economy and world events, Memorial Funds is committed to each Fund’s investment style by maintaining a disciplined approach regardless of market fluctuations and global occurrences.

On a final note, on June 28, 2006, the shareholders approved the reorganization of the Memorial Funds, which closed on July 14, 2006. Please refer to Note 10 in the footnotes to the financial statements which discusses this subsequent event. I hope you enjoy the new name Monteagle Funds.

Our continued pledge is to provide you with a fund family that you can be proud to own and that helps you achieve your investment goals. If you have any questions about our Funds or their investment styles, please give me a call. Thank you for choosing Memorial Funds.

Sincerely,

/s/ Carl C. Peterson

Carl C. Peterson
President
Memorial Funds

MEMORIAL FUNDS
GOVERNMENT BOND FUND—FUND PROFILE
JUNE 30, 2006 (Unaudited)

Top Ten Portfolio Holdings
(% of Net Assets)

FNMA, Pool 386008, 4.52%, 04/01/2013	5.17%
GNMA, Series 2003-81, 6.00%, 03/20/2029	4.91%
FNMA, 4.60%, 07/26/2006	4.89%
FHLMC, 4.75%, 12/08/2010	4.76%
FNMA, Pool 545759, 6.50%, 07/01/2032	3.14%
FNMA, 7.25%, 01/15/2010	2.59%
FHLB, 6.795%, 06/30/2009	2.55%
FFCB, 5.19%, 01/18/2008	2.45%
FHLB, 4.625%, 08/09/2010	2.42%
FNMA, 4.50%, 08/04/2008	2.41%
35.29%

Portfolio Industries
(% of Net Assets)

Government Agency Bonds	71.92%
Mortgage Backed Securities	23.41%
Cash-Money Market Funds	4.00%
Other Assets in Excess of Liabilities	0.67%

100.00%

Bond Payment Class Type with
Cash and Other Assets
(% of Net Assets)

Non-Callable Bonds	34.29%
Callable Bonds	31.75%
Mortgage Backed Bonds/Pooled	12.94%
Planned Amortization Class Bonds	8.40%
Floating Rate Bonds	4.88%
Cash-Money Market Fund	4.00%
Sequential Pay CMO	2.07%
Callable Bonds—Step Up Coupon	1.00%
Other Assets in Excess of Liabilities	0.67%
100.00%

Memorial Funds

MEMORIAL FUNDS
GOVERNMENT BOND FUND—EXPENSE EXAMPLE
JUNE 30, 2006 (Unaudited)

As a shareholder of the Government Bond Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2006
	Account Value	Account Value	Through
	January 1, 2006	June 30, 2006	June 30, 2006
Actual	$1,000.00	$1,004.30	$4.97
Hypothetical
(5% return before expenses)	1,000.00	1,019.84	5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.43% for the six-month period of January 1, 2006, to June 30, 2006.

Memorial Funds

MEMORIAL FUNDS
GROWTH EQUITY FUND—FUND PROFILE
JUNE 30, 2006 (Unaudited)

Top Ten Portfolio Holdings
(% of Net Assets)

PepsiCo, Inc.	4.10%
Microsoft Corp.	3.73%
General Electric Co.	3.34%
Yahoo! Inc.	2.89%
American Express Co.	2.68%
Bank of America Corp.	2.63%
The Walt Disney Co.	2.53%
Danaher Corp.	2.48%
SLM Corp.	2.47%
Wal-Mart Stores, Inc	2.45%
29.30%

Top Ten Portfolio Industries
(% of Net Assets)

Miscellaneous Manufacturing	8.81%
Retail	8.71%
Telecommunications	5.32%
Oil & Gas	4.77%
Financial Services	4.60%
Biotechnology	4.44%
Food & Beverages	4.10%
Computers	4.00%
Healthcare - Products	3.99%
Internet Software & Services	3.96%
52.70%

Economic Sectors with Cash and Other Liabilities
(% of Net Assets)

Industrials	21.58%
Information Technology	15.48%
Financials	14.67%
Consumer Staples	13.72%
Health Care	10.30%
Consumer Discretionary	8.12%
Energy	5.79%
Materials	5.36%
Telecommunication Services	2.71%
Cash	1.86%
Other Assets in Excess of Liabilities	0.41%
Utilities	0.00%
100.00%

Memorial Funds

MEMORIAL FUNDS
GROWTH EQUITY FUND—EXPENSE EXAMPLE
JUNE 30, 2006 (Unaudited)

As a shareholder of the Growth Equity Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2006
	Account Value	Account Value	Through
	January 1, 2006	June 30, 2006	June 30, 2006
Actual	$1,000.00	$982.30	$6.14
Hypothetical
(5% return before expenses)	1,000.00	1,018.60	6.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.77)% for the six-month period of January 1, 2006, to June 30, 2006.

Memorial Funds

MEMORIAL FUNDS
VALUE EQUITY FUND—FUND PROFILE
JUNE 30, 2006 (Unaudited)

Top Ten Portfolio Holdings
(% of Net Assets)

Verizon Communications, Inc.	3.22%
Alcoa, Inc.	2.47%
Symbol Technologies, Inc.	2.44%
Merck & Co., Inc.	2.43%
Bristol Myers Squibb Co.	2.30%
Leggett & Platt, Inc.	2.22%
AT&T, Inc.	2.21%
Bemis Co., Inc.	2.20%
Wal-Mart Stores, Inc.	2.17%
CSX Corp.	2.13%
23.79%

Top Ten Portfolio Industries
(% of Net Assets)

Miscellaneous Manufacturing	7.21%
Telecommunications	6.68%
Chemicals	5.52%
Banks	5.33%
Beverages	5.24%
Pharmaceuticals	4.73%
Retail	4.31%
Transportation	3.90%
Financial Services	3.85%
Oil & Gas	3.74%
50.51%

Economic Sectors with Cash and Other Assets
(% of Net Assets)

Consumer Discretionary	14.51%
Consumer Staples	13.55%
Information Technology	12.88%
Financials	12.80%
Materials	12.27%
Industrials	12.15%
Health Care	8.61%
Telecommunication Services	6.68%
Cash	6.48%
Energy	3.74%
Utilities	0.00%
Liabilities in Excess of Other Assets	(3.67)%
100.00%

Memorial Funds

MEMORIAL FUNDS
VALUE EQUITY FUND—EXPENSE EXAMPLE
JUNE 30, 2006 (Unaudited)

As a shareholder of the Value Equity Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2006
	Account Value	Account Value	Through
	January 1, 2006	June 30, 2006	June 30, 2006
Actual	$1,000.00	$1,034.80	$6.31
Hypothetical
(5% return before expenses)	1,000.00	1,018.60	6.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.48% for the six-month period of January 1, 2006, to June 30, 2006.

Memorial Funds

GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 95.32%

	FFCB - 17.69%
300,000	3.21%, 08/16/2007	$292,557
300,000	3.25%, 06/15/2007	293,734
250,000	3.65%, 03/16/2009	238,913
300,000	4.30%, 11/18/2009	289,303
300,000	4.50%, 10/24/2007	296,200
500,000	4.70%, 05/25/2010	485,165
300,000	4.95%, 11/12/2013	290,705
400,000	5.00%, 12/12/2012	385,578
500,000	5.19%, 01/18/2008 (a)	500,230
300,000	5.40%, 10/06/2015	289,445
250,000	6.23%, 12/21/2018	245,981
		3,607,811
	FHLB - 23.47%
300,000	2.875%, 04/19/2007	293,832
110,000	3.00%, 10/19/2009 (a)	107,864
300,000	3.75%, 09/29/2006	298,774
300,000	4.275%, 06/27/2008	293,206
300,000	4.375%, 10/27/2006	298,974
300,000	4.625%, 08/25/2008	294,611
300,000	4.85%, 09/27/2010	290,453
200,000	4.90%, 11/21/2007	198,349
250,000	5.00%, 01/26/2009	246,773
300,000	3.00%, 10/15/2008	284,412
200,000	3.25%, 09/30/2009	193,206
300,000	3.40%, 12/30/2008	285,828
100,000	4.20%, 08/27/2009 (a)	97,496
500,000	4.625%, 08/09/2010 (a)	494,380
300,000	5.17%, 09/22/2014	288,024
300,000	5.375%, 02/15/2007	299,640
500,000	6.795%, 06/30/2009	519,867
		4,785,689
	FHLMC - 19.66%
300,000	Series MTN, 2.25%, 12/04/2006	296,049
300,000	Series 1, 3.75%, 11/15/2006	298,159
300,000	4.50%, 02/15/2008	295,024
300,000	4.68%, 08/15/2006	298,147
1,000,000	4.75%, 12/08/2010	969,892
434,364	5.00%, 08/15/2015	422,681
378,254	Series 3058, 5.50%, 10/15/2035	373,918
300,000	Series MTN, 6.00%, 11/20/2015	295,873
329,861	Series 15, 7.00%, 07/25/2023	337,662
400,000	7.00%, 03/15/2010	420,172
		4,007,577

	FNMA - 26.23%
300,000	3.25%, 07/12/2006	299,830
500,000	4.50%, 08/04/2008	490,568
1,100,000	Pool 386008, 4.52%, 04/01/2013	1,055,036
1,000,000	4.60%, 07/26/2006	996,332
200,000	5.00%, 12/13/2007	198,458
500,000	5.125%, 07/20/2012	484,805
300,000	6.00%, 09/01/2015	295,939
100,000	6.00%, 05/28/2014	99,306
261,373	Pool 754289, 6.00%, 11/01/2033	258,057
635,289	Pool 545759, 6.50%, 07/01/2032	640,896
500,000	7.25%, 01/15/2010	528,380
		5,347,607
	GNMA - 8.27%
454,540	Pool 648337, 5.00%, 10/15/2020	441,141
1,000,000	Series 2003-81, 6.00%, 03/20/2029	1,000,925
240,092	Pool 476998, 6.50%, 07/15/2029	243,755
		1,685,821
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,837,480)		$19,434,505

Shares		Value
SHORT TERM INVESTMENTS - 4.00%
397,116	Merrimac Treasury Plus Series Fund,
	4.38% (a)	$397,116
418,788	Merrimac US Government Series
	Fund, 4.48% (a)	$418,788
TOTAL SHORT TERM INVESTMENTS
(Cost $815,904)		$815,904
Total Investments (Cost $20,653,384) - 99.32%		$20,250,409
Other Assets in Excess of Liabilities, Net 0.68%		137,692
TOTAL NET ASSETS - 100.00%		$20,388,101

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2006.

The accompanying notes are an integral part of the financial statements

Memorial Funds

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.73%

Advertising - 0.21%
640	Getty Images, Inc. (a)	$40,647
Aerospace/Defense - 1.76%
5,300	United Technologies Corp.	336,126
Agriculture - 1.54%
3,500	Monsanto Co.	294,665
Banks - 2.63%
10,450	Bank of America Corp.	502,645
Biotechnology - 4.44%
3,400	Genentech, Inc. (a)	278,120
5,150	Genzyme Corp. (a)	314,408
4,327	Gilead Sciences, Inc. (a)	255,985

		848,513
Chemicals - 1.84%
8,650	Ecolab, Inc.	351,017
Coal - 1.02%
3,500	Peabody Energy Corp.	195,125
Commercial Services - 1.52%
8,100	Waste Management, Inc.	290,628
Computer Software & Services - 3.73%
30,600	Microsoft Corp.	712,980
Computers - 4.00%
4,000	Apple Computer, Inc. (a)	228,480
7,100	Autodesk, Inc. (a)	244,666
4,300	Cognizant Technology Solutions Corp. (a)	289,691

		762,837
Cosmetics & Personal Care - 1.47%

4,700	Colgate-Palmolive Co.	281,530
Cosmetics & Toiletries - 2.02%
6,925	Procter & Gamble Co.	385,030
Diversified Financial Services - 3.92%
3,200	Franklin Resources, Inc.	277,792
8,900	SLM Corp.	470,988
		748,780
Electrical Components & Equipment - 2.25%
5,125	Emerson Electric Co.	429,526
Financial Services - 4.60%
9,600	American Express Co.	510,912
7,600	Citigroup, Inc.	366,624
		877,536
Food - 1.37%
4,050	Whole Foods Market, Inc.	261,792
Food & Beverages - 4.10%
13,050	PepsiCo, Inc.	783,522
Healthcare - Products - 3.99%
4,100	C R Bard, Inc.	300,366
3,375	Medtronic, Inc.	158,355
9,350	St. Jude Medical, Inc. (a)	303,127
		761,848
Healthcare - Services - 1.86%
7,950	UnitedHealth Group, Inc.	356,001
Industrial Goods - 1.98%
5,900	Air Products & Chemicals, Inc.	377,128
Insurance - 3.52%
7,400	American International Group, Inc.	436,970
2,775	The Hartford Financial Services
	Group, Inc.	234,765
		671,735

The accompanying notes are an integral part of the financial statements

Memorial Funds

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

Shares		Value
Internet Software & Services - 3.96%
7,000	EBay, Inc. (a)	$205,030
16,700	Yahoo, Inc. (a)	551,100
		756,130
Lodging - 1.64%
8,200	Marriott International, Inc.	312,584
Machinery - Construction & Mining - 1.52%
3,900	Caterpillar, Inc.	290,472
Machinery - Diversified - 1.55%
4,100	Rockwell Automation, Inc.	295,241
Metal Fabricate & Hardware - 1.82%
5,800	Precision Castparts Corp.	346,608
Miscellaneous Manufacturing - 8.81%
7,375	Danaher Corp.	474,360
19,370	General Electric Co.	638,435
3,900	Textron, Inc.	359,502
5,200	Trinity Industries, Inc.	210,080
		1,682,377
MultiMedia - 2.53%
16,100	The Walt Disney Co.	483,000
Oil & Gas - 4.77%
4,300	Apache Corp.	293,475
4,100	Halliburton Co.	304,261
4,800	Schlumberger Ltd.	312,528
		910,264
Retail - 8.71%
6,800	Circuit City Stores, Inc.	185,096
14,350	CVS Corp.	440,545
4,650	Lowe's Cos., Inc.	282,116
7,650	Starbucks Corp. (a)	288,864
9,700	Wal-Mart Stores, Inc.	467,249
		1,663,870
Semiconductors - 1.19%
6,775	Microchip Technology, Inc.	227,301
Telecommunications - 5.32%
7,700	Harris Corp.	319,627
5,100	NII Holdings, Inc. (a)	287,538
4,425	Qualcomm, Inc.	177,310
11,550	Sprint Nextel Corp.	230,884
		1,015,359
Transportation - 2.14%
3,500	Fedex Corp.	409,010

TOTAL COMMON STOCKS (Cost $18,066,603)		$18,661,827

SHORT TERM INVESTMENTS - 1.86%
174,778	Merrimac Treasury Plus Series
	Fund, 4.38% (b)	$174,778
180,050	Merrimac US Government Series
	Fund, 4.48% (b)	$180,050
TOTAL SHORT TERM INVESTMENTS
(Cost $354,828)		$354,828
Total Investments (Cost $18,421,431) - 99.59%		$19,016,655
Other Assets in Excess of Liabilities, Net 0.41%		78,466
TOTAL NET ASSETS - 100.00%		$19,095,121

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2006.

The accompanying notes are an integral part of the financial statements

Memorial Funds

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.19%

Apparel - 3.11%
2,633	Nike, Inc.	$213,273
4,190	VF Corp.	284,585
		497,858
Banks - 5.33%
6,425	Bank of America Corp.	309,042
9,013	Bank of New York Company, Inc.	290,219
6,900	Fifth Third Bancorp	254,955
		854,216
Beverages - 5.24%
6,600	Anheuser-Busch Companies, Inc.	300,894
14,100	Coca-Cola Enterprises, Inc.	287,217
5,844	Coca-Cola Co.	251,409
		839,520
Building Materials - 1.69%
9,128	Masco Corp.	270,554
Chemicals - 5.52%
6,500	Dow Chemical Co.	253,695
7,188	E.I. Du Pont De Nemours & Co.	299,021
5,035	PPG Industries, Inc.	332,310
		885,026
Computer Software & Services - 2.02%
13,900	Microsoft Corp.	323,870
Computers - 3.33%
10,300	Dell, Inc. (a)	251,423
3,681	International Business Machines Corp.	282,774
		534,197
Cosmetics & Personal Care - 2.05%
5,487	Colgate-Palmolive Co.	328,671
Electronics - 2.44%
36,303	Symbol Technologies, Inc.	391,709
Entertainment & Leisure - 1.76%
8,500	Brunswick Corp.	282,625
Financial Services - 3.85%
6,167	Citigroup, Inc.	297,496
7,593	JPMorgan Chase & Co.	318,906
		616,402
Food - 3.46%
5,104	General Mills, Inc.	263,673
9,500	SYSCO Corp.	290,320
		553,993
Forest Products & Paper - 2.08%
10,294	International Paper Co.	332,496
Healthcare - Products - 2.51%
3,400	Johnson & Johnson	203,728
4,220	Medtronic, Inc.	198,002
		401,730
Healthcare - Services - 1.37%
5,091	HCA, Inc.	219,677
Home Builders - 0.96%
3,350	KB Home	153,598
Household Products - 0.56%
1,275	Fortune Brands, Inc.	90,538
Household Products/Wares - 1.58%
4,355	Avery Dennison Corp.	252,851
Insurance - 1.59%
4,309	American International Group, Inc.	254,447
Internet Software & Services - 1.61%
8,800	EBay, Inc. (a)	257,752
Leisure Time - 1.81%
5,278	Harley Davidson, Inc.	289,709

The accompanying notes are an integral part of the financial statements

Memorial Funds

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

Shares		Value
Media - 1.65%
8,537	Clear Channel Communications, Inc.	$264,220
Mining - 2.47%
12,234	Alcoa, Inc.	395,892
Miscellaneous Manufacturing - 7.21%
3,356	3M Co.	271,064
7,457	General Electric Co.	245,783
5,950	Illinois Tool Works, Inc.	282,625
14,250	Leggett & Platt, Inc.	355,965
		1,155,437
MultiMedia - 0.93%
4,146	Viacom Corp. (a)	148,593
Oil & Gas - 3.74%
1,500	Baker Hughes, Inc.	122,775
2,500	Chevron Corp.	155,150
2,000	Noble Corp.	148,840
2,600	Valero Energy Corp.	172,952
		599,717
Packaging & Containers - 2.20%
11,485	Bemis Company, Inc.	351,671
Pharmaceuticals - 4.73%
14,262	Bristol Myers Squibb Co.	368,815
10,660	Merck & Company, Inc.	388,344
		757,159
Retail - 4.31%
2,520	Home Depot, Inc.	90,191
3,100	Target Corp.	151,497
2,290	Walgreen Co.	102,683
7,200	Wal-Mart Stores, Inc.	346,824
		691,195

Savings & Loans - 2.03%
7,140	Washington Mutual, Inc.	325,441
Semiconductors - 3.47%
18,739	Applied Materials, Inc.	305,071
13,200	Intel Corp.	250,140
		555,211
Telecommunications - 6.68%
12,688	AT&T, Inc.	353,868
5,518	Bellsouth Corp.	199,752
15,400	Verizon Communications, Inc.	515,746
		1,069,366
Transportation - 3.90%
4,847	CSX Corp.	341,423
3,434	United Parcel Service, Inc.	282,721
		624,144
TOTAL COMMON STOCKS (Cost $14,480,259)		15,569,485

SHORT TERM INVESTMENTS - 6.48%
519,323	Merrimac Treasury Plus Series
	Fund, 4.38% (b)	$519,323
519,189	Merrimac US Government Series
	Fund, 4.48% (b)	$519,189
TOTAL SHORT TERM INVESTMENTS
(Cost $1,038,512)		$1,038,512
Total Investments (Cost $15,518,771) - 103.67%		16,607,997
Liabilities in Excess of Other Assets, Net (3.67)%		(588,264)
TOTAL NET ASSETS - 100.00%		$16,019,733

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2006.

The accompanying notes are an integral part of the financial statements

Memorial Funds

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (Unaudited)

	Government	Growth	Value
	Bond Fund	Equity Fund	Equity Fund
ASSETS
Investments in securities at market value
(cost $20,653,384, $18,421,431 and $15,518,771, respectively)	$20,250,409	$19,016,655	$16,607,997
Cash	467	1,533	—
Collateral for securities loaned (Note 6)	—	2,784,627	262,849
Receivables:
Capital shares sold	—	4,800	—
Dividends and interest	163,069	14,207	17,006
Investments for securities sold	—	143,725	1,239,777
Reimbursement due from advisor	2,913	3,768	—
Prepaid expenses	13,380	11,091	11,545
Total assets	20,430,238	21,980,406	18,139,174
LIABILITIES
Payables for:
Capital shares redeemed	—	2,568	2,919
Collateral for securities loaned (Note 6)	—	2,784,627	262,849
Distribution payable	21,603	—	13,148
Due to Adviser	—	4,613	1,224
12b-1 fees to affiliate	4,172	3,845	3,243
Investment for securities purchased	—	76,217	1,824,916
Administration fees (accounting, distribution & transfer agent)	5,178	4,770	4,023
Accrued expenses and other liabilities	11,184	8,645	7,119
Total liabilities	42,137	2,885,285	2,119,441
NET ASSETS	$20,388,101	$19,095,121	$16,019,733

NET ASSETS CONSIST OF:
Additional paid-in capital	$22,004,138	$22,462,190	$15,005,955
Accumulated undistributed net investment loss	—	(12,773)	—
Accumulated net realized loss on investments	(1,213,062)	(3,949,520)	(75,448)
Net unrealized appreciation/(depreciation) on investments	(402,975)	595,224	1,089,226
Total Net Assets	$20,388,101	$19,095,121	$16,019,733
Shares of Beneficial Interest Issued and Outstanding
(Unlimited number of shares authorized with no par value)	2,048,611	2,460,985	1,154,649
Net Asset Value, offering and redemption price per share
($20,388,101 / 2,048,611 shares, $19,095,121 / 2,460,985 shares,
and $16,019,733 / 1,154,649 shares, respectively)	$9.95	$7.76	$13.87
Market value of securities on loan (Note 6)	$—	$2,705,217	$255,394

The accompanying notes are an integral part of the financial statements

Memorial Funds

STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (Unaudited)

	Government	Growth	Value
	Bond Fund	Equity Fund	Equity Fund
INVESTMENT INCOME
Interest	$499,559	$11,770	$15,902
Securities lending income	1,451	1,043	153
Dividends	—	95,642	173,373
Total investment income	501,010	108,455	189,428
EXPENSES
Investment Advisory fees (Note 3)	36,080	48,500	39,890
Shareholder service and 12b-1 distribution plan (Note 3)	25,771	24,250	19,945
Administration fees (accounting, distribution & transfer agent) (Note 3)	31,308	29,458	24,234
Legal fees	10,330	11,020	10,653
Audit fees	5,844	5,499	4,527
Custody fees	841	1,390	911
Trustee fees	5,070	4,490	3,245
Registration & filing fees	8,467	8,651	6,738
Report printing & mailing fees	965	969	1,128
Insurance fees	3,826	2,594	1,906
Officers’ compensation	1,605	1,779	1,460
Miscellaneous	11,722	8,340	7,544
Total expenses before fee waivers & reimbursements	141,829	146,940	122,181
Waivers & reimbursements by Adviser (Note 4)	(38,800)	(25,712)	(22,489)
Total net expenses	103,029	121,228	99,692
Net Investment Income/(Loss)	397,981	(12,773)	89,736
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(31,003)	520,859	262,295
Change in unrealized appreciation/(depreciation) on investments	(274,107)	(846,669)	218,294
Net realized and unrealized gain/(loss) on investments	(305,110)	(325,810)	480,589
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$92,871	$(338,583)	$570,325

The accompanying notes are an integral part of the financial statements

Memorial Funds

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (Unaudited)

	Government	Growth	Value
	Bond Fund	Equity Fund	Equity Fund
OPERATIONS
Net investment income/(loss)	$397,981	$(12,773)	$89,736
Net realized gain/(loss) on investments	(31,033)	520,859	262,295
Change in unrealized appreciation/(depreciation) on investments	(274,107)	(846,669)	218,294
Net increase/(decrease) in net assets resulting from operations	92,871	(338,583)	570,325
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(397,981)	—	(89,736)
Net realized capital gain	—	—	—
Total dividends and distributions to shareholders	(397,981)	—	(89,736)
CAPITAL SHARE TRANSACTIONS
Sale of capital shares - Institutional shares	247,751	1,243,300	691,908
Reinvestment of distributions - Institutional shares	355,437	—	73,313
Redemption of capital shares - Institutional shares	(1,759,689)	(1,087,150)	(1,346,230)
Net increase/(decrease) from capital share transactions	(1,156,501)	156,150	(581,009)
TOTAL DECREASE IN NET ASSETS	(1,461,611)	(182,433)	(100,420)
NET ASSETS
Beginning of period	21,849,712	19,277,554	16,120,153
End of period (including accumulated undistributed net investment income of
$0, $0, and $0, respectively)	$20,388,101	$19,095,121	$16,019,733

SHARE TRANSACTIONS	Shares	Shares	Shares
Sale of shares - Institutional shares	24,797	156,389	49,999
Reinvestment of distributions - Institutional shares	35,490	—	5,276
Redemption of shares - Institutional shares	(175,406)	(135,178)	(96,045)
Net increase (decrease) in shares	(115,119)	21,211	(40,770)

The accompanying notes are an integral part of the financial statements

Memorial Funds

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005

	Government	Growth	Value
	Bond Fund	Equity Fund	Equity Fund
OPERATIONS
Net investment income/(loss)	$986,995	$(6,635)	$87,623
Net realized gain/(loss) on investments	(691,129)	793,110	612,591
Change in unrealized appreciation/(depreciation) on investments	(62,361)	(164,736)	14,141
Net increase in net assets resulting from operations	233,505	621,739	714,355
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,032,643)	(6,565)	(85,330)
Net realized capital gain	—	—	(134,732)
Total dividends and distributions to shareholders	(1,032,643)	(6,565)	(220,062)
CAPITAL SHARE TRANSACTIONS
Sale of capital shares - Institutional shares	9,785,497	5,464,798	8,756,586
Reinvestment of distributions - Institutional shares	929,841	6,006	202,088
Redemption of capital shares - Institutional shares	(31,755,430)	(2,649,254)	(1,095,951)
Net increase/(decrease) from capital share transactions	(21,040,092)	2,821,550	7,862,723
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(21,839,230)	3,436,724	8,357,016
NET ASSETS
Beginning of period	43,688,942	15,840,830	7,763,137
End of period (including accumulated undistributed net investment income of
$0, $0, and $0, respectively)	$21,849,712	$19,277,554	$16,120,153

SHARE TRANSACTIONS	Shares	Shares	Shares
Sale of shares - Institutional shares	967,054	727,858	689,033
Reinvestment of distributions - Institutional shares	91,277	806	15,075
Redemption of shares - Institutional shares	(3,134,461)	(348,175)	(83,128)
Net increase (decrease) in shares	(2,076,130)	380,489	620,980

The accompanying notes are an integral part of the financial statements
Memorial Funds

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Government Bond Fund
	Institutional Shares
	For the
	Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$10.10	$10.30	$10.40	$10.64	$10.27	$10.09
INCOME FROM
INVESTMENT OPERATIONS
Net investment income	0.19	0.31	0.28	0.33	0.43	0.50
Net realized and unrealized
gain/(loss) on investments	(0.16)	(0.20)	(0.09)	(0.24)	0.37	0.17
Total from investment
operations	0.03	0.11	0.19	0.09	0.80	0.67
LESS DIVIDENDS AND
DISTRIBUTIONS
Dividends from net investment
income	(0.18)	(0.31)	(0.29)	(0.33)	(0.43)	(0.49)
Distributions from net realized
capital gain	—	—	—	—	—	—
Total dividends and
distributions	(0.18)	(0.31)	(0.29)	(0.33)	(0.43)	(0.49)
Net Asset Value, End of Period	$9.95	$10.10	$10.30	$10.40	$10.64	$10.27
Total Return (a)	0.43%	1.07%	1.82%	0.90%	7.96%	6.81%
Ratios/Supplemental Data
Net assets, end of period
(in 000s)	$20,388	$21,850	$43,689	$20,170	$18,710	$17,058
Ratio of operating expenses to
average net assets including
reimbursement/waiver of fees	1.00%	1.01%	1.02%	1.00%	0.95%	0.86%
Ratio of operating expenses to
average net assets excluding
reimbursement/waiver of fees	1.38%	1.29%	1.31%	1.69%	1.71%	1.08%
Ratio of net investment income/
(loss) to average net assets
including reimbursement/
waiver of fees	3.86%	2.84%	2.73%	3.11%	4.13%	4.93%
Portfolio turnover rate	6%	122%	40%	82%	43%	118%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of the financial statements

Memorial Funds

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

	Growth Equity Fund
	Institutional Shares
	For the
	Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$7.90	$7.69	$7.40	$6.16	$7.77	$9.26
INCOME FROM
INVESTMENT OPERATIONS
Net investment income/(loss)	(0.01)	(0.00) (b)	0.01	(0.01)	(0.01)	—
Net realized and unrealized
gain/(loss) on investments	(0.13)	0.21	0.29	1.25	(1.60)	(1.47)
Total from investment
operations	(0.14)	0.21	0.30	1.24	(1.61)	(1.47)
LESS DIVIDENDS AND
DISTRIBUTIONS
Dividends from net investment
income	—	(0.00) (c)	(0.01)	(0.00) (d)	—	—
Distributions from net realized
capital gain	—	—	—	—	—	(0.02)
Total dividends and
distributions	—	(0.00)	(0.01)	—	—	(0.02)
Net Asset Value, End of Period	$7.76	$7.90	$7.69	$7.40	$6.16	$7.77
Total Return (a)	(1.77)%	2.77%	4.11%	20.20%	(20.72)%	(15.82)%
Ratios/Supplemental Data
Net assets, end of period
(in 000s)	$19,095	$19,278	$15,841	$13,140	$7,775	$9,289
Ratio of operating expenses to
average net assets including
reimbursement/waiver of fees	1.25%	1.26%	1.25%	1.25%	1.20%	1.11%
Ratio of operating expenses to
average net assets excluding
reimbursement/waiver of fees	1.50%	1.54%	1.69%	2.44%	2.64%	1.47%
Ratio of net investment income/
(loss) to average net assets
including reimbursement/
waiver of fees	(0.13)%	(0.04)%	0.19%	(0.11)%	(0.18)%	(0.06)%
Portfolio turnover rate	49%	92%	94%	88%	58%	52%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

(b)	Net investment loss per share was $(0.0031)
(c)	Distributions per share were $(0.0032)
(d)	Distributions per share were $(0.0038)

The accompanying notes are an integral part of the financial statements

Memorial Funds

FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

			Value Equity Fund
			Institutional Shares
	For the
	Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$13.48	$13.51	$11.84	$8.95	$10.26	$9.12
INCOME FROM
INVESTMENT OPERATIONS
Net investment income	0.08	0.11	0.12	0.14	0.12	0.13
Net realized and unrealized
gain/(loss) on investments	0.39	0.08	1.67	2.90	(1.31)	1.15
Total from investment
operations	0.47	0.19	1.79	3.04	(1.19)	1.28
LESS DIVIDENDS AND
DISTRIBUTIONS
Dividends from net investment
income	(0.08)	(0.11)	(0.12)	(0.15)	(0.12)	(0.14)
Distributions from net realized
capital gain	—	(0.11)	—	—	—	—
Total dividends and
distributions	(0.08)	(0.22)	(0.12)	(0.15)	(0.12)	(0.14)
Net Asset Value, End of Period	$13.87	$13.48	$13.51	$11.84	$8.95	$10.26
Total Return (a)	3.48%	1.45%	15.18%	34.24%	(11.66)%	14.08%
Ratios/Supplemental Data
Net assets, end of period
(in 000s)	$16,020	$16,120	$7,763	$3,985	$2,634	$3,210
Ratio of operating expenses to
average net assets including
reimbursement/waiver of fees	1.25%	1.26%	1.17%	1.25%	1.20%	1.09%
Ratio of operating expenses to
average net assets excluding
reimbursement/waiver of fees	1.53%	1.66%	1.78%	3.87%	5.06%	1.82%
Ratio of net investment income/
(loss) to average net assets
including reimbursement/
waiver of fees	1.12%	0.93%	0.98%	1.44%	1.13%	1.26%
Portfolio turnover rate	21%	71%	69%	26%	90%	45%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of the financial statements

Memorial Funds

MEMORIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (Unaudited)

NOTE 1. ORGANIZATION

Memorial Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust. The Trust currently has three diversified investment portfolios (each a “Fund” and, collectively, the “Funds”). The principal investment objective of the Memorial Government Bond Fund (“Government Bond Fund”) is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The principal investment objective of the Memorial Growth Equity Fund (“Growth Equity Fund”) is long-term capital appreciation. The principal investment objective of the Memorial Value Equity Fund (“Value Equity Fund”) is long-term capital appreciation. The Trust’s declaration of trust authorizes each Fund to issue an unlimited number of shares of beneficial interest authorized with no par value. The dates of commencement of operations for each Fund are as follows:

Government Bond Fund	March 30, 1998
Growth Equity Fund	March 30, 1998
Value Equity Fund	March 30, 1998

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following represents significant accounting policies of the Funds:

Use of Estimates - These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At June 30, 2006, no securities were valued at fair value as determined by the Board of Trustees. Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Realized Gain and Loss - Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of specific identification.

Interest and Dividend Income - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Memorial Funds

MEMORIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006 (Unaudited)

Dividends and Distributions to Shareholders - Distributions of net investment income to shareholders are declared daily and paid monthly by the Government Bond Fund. Net investment income distributions, if any for the Growth Equity Fund and the Value Equity Fund, are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Taxes - Each Fund intends to qualify each year as a regulated investment company in accordance with Sub-Chapter M of the Internal Revenue Code and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is required.

Security Loans - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose fair value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the value of the Funds. The Funds have the right under the security lending agreement to recover the securities from the borrower on demand.

Other - The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations or net asset values per share of the Funds.

As of December 31, 2005, amounts of $43,788, $13,200 and $132,439 were reclassified from accumulated net investment loss and accumulated net realized gains/losses to paid-in-capital for the Government Bond Fund, Growth Equity Fund, Value Equity Fund, respectively, due to distributions in excess of ordinary income earned. Amounts are not classified as return of capital for tax purposes due to current year earnings and profits.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser of each Fund is Parkway Advisors, L.P. (the “Adviser”). Subject to the general control of the Board of Trustees, the Adviser is responsible for among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds, and advising the Board on the selection of sub-advisers. The advisory fees paid to the Adviser are 0.35% of the average daily net assets of the Government Bond Fund and 0.50% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. For the year ended December 31, 2006, the Adviser has agreed to cap expenses at 1.00% of the average daily net assets of the Government Bond Fund and 1.25% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. The Adviser has agreed to extend the expense limitation agreement through December 31, 2006. The agreement was designed to place a maximum limit on expenses including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses including certain legal costs. Total fees earned by the Adviser during the six month period ended June 30, 2006 for the Government Bond Fund, Growth Equity Fund and Value Equity Fund were $36,080, $48,500 and $39,890, respectively. At June 30, 2006, the Government Bond Fund, Growth Equity Fund and Value Equity Fund owed the Adviser $0, $4,613, and $1,224, respectively. The Adviser has retained Davis Hamilton Jackson & Associates to act as the investment sub-adviser for the Growth Equity Fund pursuant to an investment sub-advisory agreement with the Adviser. For the six month period ended June 30, 2006, Davis Hamilton was paid an annual percentage rate of 0.30% of the daily average net assets by the Adviser.

Memorial Funds

MEMORIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006 (Unaudited)

On behalf of each Fund, the Trust entered into a Mutual Fund Services Agreement with Citco Mutual Fund Services, Inc., (“Citco”) effective August 19, 2003, to provide day-to-day accounting and administrative services to the Funds including, but not limited to, accounting, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Citco receives an annual fee that is the greater of $175,000 or an asset-based fee that declines as the aggregate assets of the Funds increase: 0.10% of the Funds’ first $400 million in assets; 0.04% of the Funds’ assets in excess of $400 million up to $600 million; and 0.03% of the Funds’ assets in excess of $600 million. Citco is currently earning the minimum fee.

On behalf of each Fund, the Trust entered into a Distribution Agreement with Citco Mutual Fund Distributors, Inc. (the “Distributor”) effective August 19, 2003 to serve as the Funds’ principal underwriter. By serving as the principal underwriter for the Funds, the Distributor facilitates the distribution of the Funds’ shares. For its services in conjunction with registration of Fund shares with the states, Citco Mutual Fund Distributors, Inc. receives $5,000 annually from the Trust. This amount is credited back against the fees paid under the Mutual Fund Services Agreement to Citco.

Total fees earned by Citco and the Distributor during the six month period ended June 30, 2006 for the Government Bond Fund, Growth Equity Fund and the Value Equity Fund were $31,308, $29,458, and $24,234, respectively. At June 30, 2006, the Government Bond Fund, Growth Equity Fund and Value Equity Fund owed Citco $5,178, $4,770 and $4,023, respectively.

Investors Bank & Trust Company serves as the custodian for each Fund, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

On behalf of each Fund, the Trust has adopted a Shareholder Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. Under this Plan, each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of each Fund’s average net assets on a monthly basis to persons or institutions for performing certain servicing functions for each Fund’s shareholders. The Plan also allows the Funds to pay or reimburse expenditures in connection with sales and promotional services related to distribution of each Fund’s shares, including personal services provided to prospective and existing shareholders. Total fees incurred under the Plan during the six month period ended June 30, 2006, for the Government Bond Fund, Growth Equity Fund and Value Equity Fund were $25,771, $24,250, and $19,945, respectively. These fees were paid to Parkway Advisors Group, Inc., the General Partner of the Adviser, to be used for payment to brokers and other 12b-1 expenditures. At June 30, 2006, the Government Bond Fund, Growth Equity Fund and Value Equity Fund had 12b-1 fees payable of $4,172, $3,845, and $3,243, respectively, and are included in accrued expenses and other liabilities.

Two officers of the Adviser are also officers of the Trust; one of them is also an interested trustee.

Each Trustee who is not an “affiliated person” as defined in the Act receives from the Trust an annual fee of $5,000 plus out of pocket expenses. In addition, each Trustee receives $500 per meeting attended.

Memorial Funds

MEMORIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006 (Unaudited)

NOTE 4. WAIVER OF FEES AND ADVISER REIMBURSEMENTS

The Adviser, under certain circumstances, may waive advisory fees and reimburse certain expenses of the Funds. For the six month period ended June 30, 2006 the Adviser agreed to cap expenses at 1.00% of the average daily net assets of the Government Bond Fund and 1.25% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund, including all fees paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses. Effective March 1, 2004, the Trust has agreed to repay the Adviser for the amounts which the Adviser has waived and/or reimbursed the Trust through the period ending February 28, 2007, but only if the operating expenses of that fund, without regard to such repayment, are at an annual rate less than the expense limits. At June 30, 2006, the Adviser owed the Government Bond Fund, Growth Equity Fund and Value Equity Fund $2,913, $3,768, and $0, respectively. For the six month period ended June 30, 2006, Parkway Advisors, L.P. has waived fees and reimbursed the Funds for expenses as follows:

		Adviser
	Waiver of Fees	Reimbursements
Government Bond Fund	$34,427	$4,373
Growth Equity Fund	19,400	6,312
Value Equity Fund	22,489	—

The following is a cumulative list of the amounts the Adviser may recapture from the Funds prior to February 28, 2007.

	June 30, 2006	December 31, 2005	December 31, 2004
Government Bond Fund	$38,800	$95,167	$93,221
Growth Equity Fund	25,712	45,600	55,803
Value Equity Fund	22,489	38,458	31,473

NOTE 5. SECURITIES TRANSACTIONS

The aggregate cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended June 30, 2006, were as follows:

	Purchases		Sales
	U.S. Government		U.S. Government
	Obligations	Other	Obligations	Other
Government Bond Fund	$—	$995,298	$—	$1,097,194
Growth Equity Fund	—	9,639,750	—	8,797,267
Value Equity Fund	—	3,260,989	—	2,887,045

NOTE 6. SECURITIES LENDING

As of June 30, 2006, the Growth Equity and Value Equity Funds have loaned securities in return for securities and cash collateral, which was invested in various short-term fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund.

Memorial Funds

MEMORIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006 (Unaudited)

NOTE 7. TAX MATTERS

For U.S federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation/(depreciation) as of June 30, 2006 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Government Bond Fund	$20,653,384	$11,055	$(414,030)	$(402,975)
Growth Equity Fund	18,450,703	1,450,484	(884,532)	565,952
Value Equity Fund	15,529,452	1,370,394	(291,849)	1,078,545

Differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the deferral of post-October losses and the tax deferral of losses on wash sales.

The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. As of December 31, 2005, the tax basis components of distributable earnings were as follows:

	Undistributed	Net	Net Unrealized	Distributable
	Ordinary	Accumulated	Appreciation	Earnings/Net
	Income	Capital Loss	(Depreciation)	Accumulated Losses
Government Bond Fund	$—	$(1,178,672)	$(176,043)	$(1,354,715)
Growth Equity Fund	—	(4,389,237)	1,360,751	(3,028,486)
Value Equity Fund	—	(174,582)	707,771	533,189

Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

For tax purposes at December 31, 2005, the Funds have capital loss carryovers in the following amounts:

	Amount	Expiration Date
Government Bond Fund	$379,598	12/31/2008
	100,359	12/31/2012
	698,715	12/31/2013
Growth Equity Fund	1,963,164	12/31/2009
	1,658,405	12/31/2010
	471,452	12/31/2011
	296,216	12/31/2012
Value Equity Fund	174,582	12/31/2008

During the fiscal year ended December 31, 2005 the Growth Equity Fund and Value Equity Fund utilized $741,210 and $740,577, respectively, of prior year capital loss carryovers.

Memorial Funds

MEMORIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006 (Unaudited)

The Government Bond Fund and the Value Equity Fund elected to defer post-October losses in the amounts of $47,175 and $141,284, respectively.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the past two fiscal years were as follows:

	Ordinary Income	Ordinary Income
	Fiscal Year Ending	Fiscal Year Ending
	December 31, 2005	December 31, 2004
Government Bond Fund	$1,032,643	$975,518
Growth Equity Fund	6,565	28,665
Value Equity Fund	220,062	55,492

The tax character of distributions paid during the six month period ended June 30, 2006 was as follows:

Ordinary Income
Six Months Ended
June 30, 2006
Government Bond Fund	$397,982
Value Equity Fund	89,736

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2006, ISTCO held for the benefit of others in aggregate, approximately 95% of the Government Bond Fund and approximately 87% of the Value Equity Fund; Charles Schwab & Co. held for the benefit of others in aggregate, approximately 38% of the Growth Equity Fund.

NOTE 10. SUBSEQUENT EVENT

On June 28, 2006, the Shareholders approved the overall reorganization plan discussed in the proxy materials. The reorganization combined six (6) separate funds of two (2) Trusts: Unified Series Trust — (Monteagle Large Cap Growth Fund, Monteagle Value Fund, Monteagle Fixed Income Fund) and Memorial Trust — (Memorial Government Bond Fund, Memorial Growth Equity Fund, Memorial Value Equity Fund) into five (5) separate funds under Memorial’s trust structure (Monteagle Value Fund, Monteagle Large Cap Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, and Monteagle Fixed Income Fund). Simultaneous with the reorganization, the Memorial Trust and related funds changed their names to Monteagle. The transaction closed as described herein on July 14, 2006.

Memorial Funds

MEMORIAL FUNDS
ADDITIONAL INFORMATION
JUNE 30, 2006 (Unaudited)

Proxy Policies (Unaudited)

The Trust has adopted Proxy Voting Policies and Procedures under which the Funds’ vote proxies related to securities (“funds proxies”) held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the Securities and Exchange Commission’s website at http://sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Fund’s Form N-PX will be available without charge, upon request, by calling the Fund toll free at 1-800-232-0224, or on the Securities and Exchange Commission’s website at http://sec.gov.

N-Q Filing (Unaudited)

The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Memorial Funds, this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Form N-Q are available on the SEC’s website at http://sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Memorial Funds

MEMORIAL FUNDS
JUNE 30, 2006

TRUSTEES AND OFFICERS (Unaudited)

Number of
		Term of		Portfolios in	Other
		Office and		Complex	Directorships
	Position(s)	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age	with Fund	Time Served	for the Last Five Years	Director	Trustee
OFFICERS:
Carl Clayton Peterson*	President	Indefinite	Parkway Advisors, L.P., CEO from	3	None
6550 Directors Parkway	and Trustee	until	04/01 to present; Directors
Abilene, Texas 79606		successor	Investment Group, Inc., Director
46		elected and	from 04/03 to present; Parkway
		qualified;	Advisors Group, Inc. and Parkway
		11/29/2002	Advisors Holdings, Inc., President
		to present	from 04/01 to present; Citizens
Bank, N.A., Advisory Board
Member from 06/99 to 04/01;
Directors Air Corporation, Vice
President/CFO from 12/96 to 04/01;
Directors Capital Ventures, Inc.,
Directors Financial Management,
L.P., Directors Real Estate
Management, L.P., Directors Real
Estate Management, L.P., and
Directors Travel, L.P., Vice
President/CFO from 12/95 to 04/01;
Directors Holding Corporation and
Directors Investment Group, Inc.,
Vice President/CFO from 11/91
to 04/01; Funeral Agency, Inc.,
Accountant from 09/89 to 04/01;
Funeral Directors Life Insurance Co.,
Vice President/CFO from 08/88 to
04/01; Abilene Fireman’s Relief and
Retirement Fund, Trustee from 05/97
to 06/00; Affiliated Funeral Supply
Co., Accountant from 02/89 to 11/96.

Memorial Funds

MEMORIAL FUNDS
JUNE 30, 2006

TRUSTEES AND OFFICERS (Unaudited) (continued)

Number of
		Term of		Portfolios in	Other
		Office and		Complex	Directorships
	Position(s)	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age	with Fund	Time Served	for the Last Five Years	Director	Trustee
OFFICERS: (Continued)
Paul B. Ordonio	Vice	Indefinite	Parkway Advisors, L.P., Vice	3	None
6550 Directors Parkway	President/	until	President & Counsel from 08/02 to
Abilene, Texas 79606	Secretary/	successor	present; Parkway Advisors Group,
38	Chief	elected and	Inc., Vice President and Counsel
	Compliance	qualified:	from 08/02 to present; Aftermath
	Officer	11/29/2002	Consulting, Inc., Director from
		to present	05/02 to present; P.O. Properties,
Inc., Vice President from 06/99 to
present; WordWise Document
Services, LLC, President from
08/97 to present; Ordonio & Assoc.,
President from 11/97 to present;
MGL Consulting Corporation, Vice
President, Counsel and Senior
Associate from 01/99 to 08/02;
Wetzel, Henri & Drucker, LLP,
Associate Attorney from 06/95 to
11/97.
Thomas W. Alesi	Vice	Indefinite	Cassatt RRG Holding Company,	3	None
6550 Directors Parkway	President	until	Director of Finance from 03/06 to
Abilene, Texas 79606	and Chief	successor	present. American Healthcare
47	Financial	elected and	Providers Insurance Services Co.,
	Officer	qualified;	LLC, Chief Financial Officer from
		8/19/2003	06/04 to 10/05. Parkway Advisors,
		to present	L.P., Vice President of Corporate
Development from 07/02 to 05/04;
Parkway Advisors Group, Inc., Vice
President from 07/02 to 05/04;
InCap Securities, Inc., Registered
Representative from 01/03 to 10/03;
American Data Source, Inc., Vice
President & Chief Operating Officer
from 05/95 to 06/02. Mr. Alesi is a
Certified Public Accountant and
received a Bachelor of Science
degree in Accounting in 1981 from
LaSalle University.

Memorial Funds

MEMORIAL FUNDS
JUNE 30, 2006

TRUSTEES AND OFFICERS (Unaudited)(continued)

Number of
		Term of		Portfolios in	Other
		Office and		Complex	Directorships
	Position(s)	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age	with Fund	Time Served	for the Last Five Years	Director	Trustee
INDEPENDENT TRUSTEES:
Larry Joe Anderson**+	Trustee	Indefinite	Certified Public Accountant,	3	None
4208 College Avenue		until	Anderson & West, P. C.,
Snyder, Texas 79549		successor	January 1985 to present.
58		elected and
qualified;
11/29/2002
to present
Brian Joseph Green**+	Trustee	Indefinite	Restaurateur, Cypress Street Station,	3	None
158 Cypress		until	February 1993 to present.
Abilene, Texas 79601		successor
48		elected and
qualified;
11/29/2002
to present
Charles Michael Kinard	Trustee	Indefinite	Retired since 1998; Senior Vice-	3	None
*/**+		until	President and Trust Officer, First
1725 Richland Drive		successor	National Bank of Abilene to
Abilene, Texas 79603		elected and	December 1998.
62		qualified;
11/29/2002
to present

*
Member of the Valuation Committee, which is responsible for determining and monitoring the value of the Funds’ assets. The valuation Committee was not required to meet during the Trust’s most recent fiscal year.

**
Member of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various com- mittees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee did not meet during the Trust’s most recent fiscal year. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees.

+
Member of the Audit Committee, which is responsible for meeting with the Trust’s independent certified public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust’s financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (c) consider the accountants’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met twice during the Trust’s most recent fiscal year.

Memorial Funds

THE MEMORIAL FUNDS

Privacy Statement

At the Memorial Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

•	Persons who perform business functions for us, such as third partiers that provide assistance in processing and servicing your account;

•	The Fund’s investment adviser; and

•	Regulatory or law-enforcement authorities

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Memorial Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Memorial Funds

THE MEMORIAL FUNDS

Investment Adviser

Parkway Advisors, L.P.
6550 Directors Parkway
Abilene, Texas 79606

Shareholder Servicing Agent

Parkway Advisors Group, Inc.
6550 Directors Parkway
Abilene, Texas 79606

Distributor

Citco Mutual Fund Distributors
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

Transfer Agent & Administrator

Citco Mutual Fund Services, Inc.
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants

Not applicable at this time.

Item 6. Schedule of Investments.

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds (formerly known as Memorial Funds)

By /s/Carl C. Peterson

Carl C. Peterson, President

Date:  August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Carl C. Peterson

Carl C. Peterson, President

Date: August 31, 2006

By /s/Thomas W. Alesi

Thomas W. Alesi., Principal Financial Officer

Date: August 31, 2006

* Print the name and title of each signing officer under his or her signature